Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2016
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	wft
Prospectus Date	rr_ProspectusDate	May 31, 2016
DGHM MicroCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY DGHM MicroCap VALUE FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the DGHM MicroCap Value Fund (the “MicroCap Value Fund”) is long-term capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses of the MicroCap Value Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the MicroCap Value Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The MicroCap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the MicroCap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the MicroCap Value Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the MicroCap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the MicroCap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the MicroCap Value Fund’s operating expenses remain the same. The effect of the Advisor’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the MicroCap Value Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies that the Advisor believes are undervalued. The companies will be characterized as micro-capitalization and may be unseasoned or established companies. As a matter of investment policy, the MicroCap Value Fund will invest so that, under normal circumstances, at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes, are invested in publicly traded equity securities, including common stocks, preferred stocks, and convertible securities of various micro-capitalization issuers. The MicroCap Value Fund considers a company to be a micro- capitalization company if its market capitalization is within a range of $50 million and $1 billion.

The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. In identifying securities to be held by the MicroCap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor. The Advisor focuses on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities the MicroCap Value Fund may purchase. The Advisor may weigh other factors against a company’s valuation in deciding which companies may appear attractive for investment. These factors may include the following:

o   quality of the business franchise,

o   competitive advantage,

o   economic or market conditions,

o   deployment of capital, and

o   reputation, experience, and competence of the company’s management.

Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the MicroCap Value Fund to hold the security in its portfolio of investments. In pursuit of its investment objective, the MicroCap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market. In implementing the investment strategy of the MicroCap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data.

The MicroCap Value Fund may also invest in exchange-traded funds (“ETFs”).

The MicroCap Value Fund may engage in frequent and active trading to achieve its investment objective.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the MicroCap Value Fund is subject to investment risks, including loss of money invested in the Fund. There can be no assurance that the MicroCap Value Fund will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the MicroCap Value Fund to achieve its investment objective. Generally, the MicroCap Value Fund will be subject to the following additional risks:

•       Market Risk: Market risk refers to the risk that the value of securities in the MicroCap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.

•      Equity Securities. Since the MicroCap Value Fund invests in equity securities, it is subject to the risk that stock prices will fall over short of extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

•      Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

•      Micro-Cap Securities: Investing in the securities of micro-cap companies generally involves substantially greater risk than investing in larger, more established companies. Micro-cap companies may have erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products. Such companies may also have less publicly available corporate information as compared to larger companies.

•      Management Style Risk: Because the MicroCap Value Fund invests primarily in value stocks (stocks that the Advisor believes are undervalued), the MicroCap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

•      Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the MicroCap Value Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

•      Issuer Risk: The value of any of the MicroCap Value Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

•      ETF Risk: An investment in an ETF generally presents the same primary risks as an investment in a conventional registered mutual fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. There is also the risk that the Fund may suffer losses due to the investment practices of the ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the MicroCap Value Fund’s expenses.

•      Portfolio Turnover Risk: The MicroCap Value Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve brokerage commissions and other transaction costs, there could be additional expenses for the MicroCap Value Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Fund’s Past Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

DGHM Microcap, G.P., a privately offered fund managed by the Fund’s portfolio managers (the “Predecessor Fund”), was reorganized into the Fund and the Fund commenced operations on June 1, 2016 subsequent to the transfer of assets by the Predecessor Fund. The Predecessor Fund commenced operations on December 18, 1991. The Predecessor Fund had an investment objective, strategies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and it was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The Fund’s performance for periods prior to the commencement of operations on June 1, 2016 is that of the Predecessor Fund (net of actual fees and expenses charged to the Predecessor Fund). Because the Predecessor Fund was offered to its investors without the imposition of a management fee, the Fund’s performance for periods prior to June 1, 2016 has been adjusted to reflect the deduction of the highest management fee assessed by the Advisor to its separate account clients that pursue an investment strategy similar to that of the Fund. The performance of the Predecessor Fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods following the Fund’s commencement of operations on June 1, 2016, the performance will be that of each class of shares and will differ as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the MicroCap Value Fund’s results can be obtained by visiting www.dghm.com or by calling toll-free at 1-800-653-2839.

Bar Chart Heading	rr_BarChartHeading	DGHM MicroCap Value Fund Total Return
Annual Return 2006	rr_AnnualReturn2006	17.35%
Annual Return 2007	rr_AnnualReturn2007	(1.99%)
Annual Return 2008	rr_AnnualReturn2008	(34.34%)
Annual Return 2009	rr_AnnualReturn2009	17.10%
Annual Return 2010	rr_AnnualReturn2010	22.11%
Annual Return 2011	rr_AnnualReturn2011	0.28%
Annual Return 2012	rr_AnnualReturn2012	23.75%
Annual Return 2013	rr_AnnualReturn2013	37.94%
Annual Return 2014	rr_AnnualReturn2014	9.85%
Annual Return 2015	rr_AnnualReturn2015	0.24%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 16.10% (quarter ending 06/30/09) and the Fund’s lowest return for a calendar quarter was (25.55%) (quarter ending 12/31/08).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2015
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 1991
DGHM MicroCap Value Fund | Fund Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.01%)	[1]
5 Years	rr_AverageAnnualReturnYear05	12.12%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.04%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	12.40%	[1]
DGHM MicroCap Value Fund | Return After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.01%)	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	12.12%	[1],[2]
10 Years	rr_AverageAnnualReturnYear10	6.04%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	12.40%	[1],[2]
DGHM MicroCap Value Fund | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.57%)	[2]
5 Years	rr_AverageAnnualReturnYear05	9.69%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.19%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	11.22%	[2]
DGHM MicroCap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.47%)
5 Years	rr_AverageAnnualReturnYear05	7.67%
10 Years	rr_AverageAnnualReturnYear10	5.58%
Since Inception	rr_AverageAnnualReturnSinceInception	11.03%
DGHM MicroCap Value Fund | Russell Microcap® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.45%)	[3]
5 Years	rr_AverageAnnualReturnYear05	8.45%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.53%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[3]
DGHM MicroCap Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (on shares redeemed within 60 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.19%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 422
DGHM MicroCap Value Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (on shares redeemed within 60 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.06%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.50%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 518
[1]	The performance shown for "Funds Return Before Taxes" and "Return After Taxes on Distribution" are the same because the Predecessor Fund has not paid any distributions since its inception.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	The Russell Microcap® Index measures the performance of the microcap segment, representing less than 3% of the U.S. equity market. The Russell Microcap Value Index includes the smallest 1,000 securities in the small-cap Russell 2000 Index plus the next 1,000 securities. The Russell Microcap Value Index measures companies from the Russell Microcap Index that exhibit lower price to book and price to earnings ratios and lower forecasted growth values.
[4]	Estimated for the MicroCap Value Fund's initial fiscal year.
[5]	The Advisor has agreed to waive or reduce its fees and to assume other expenses of the MicroCap Value Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the MicroCap Value Fund's business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable) to not more than 1.19 % of the average daily net assets of the MicroCap Value Fund through June 30, 2017. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to fees waived and/or reimbursed within the previous three fiscal years. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.